REDEEMABLE PREFERRED STOCK, DEFICIT AND SHARE-BASED COMPENSATION EXPENSE - Schedule of Warrants Issued (Details) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Term of warrants (in years)	7 years 9 months 18 days	9 years 2 months 12 days
Exercise price of warrants issued (in USD per share)	$ 1.97	$ 3.33
Warrants Issued to Related Parties
Class of Warrant or Right [Line Items]
Warrants (in shares)	523,483
Warrants Issued February 11, 2020, Exercise Price $1.98
Class of Warrant or Right [Line Items]
Warrants (in shares)	27,427
Term of warrants (in years)	10 years
Exercise price of warrants issued (in USD per share)	$ 1.57
Warrants Issued February 11, 2020, Exercise Price $0.01
Class of Warrant or Right [Line Items]
Warrants (in shares)	309,698
Term of warrants (in years)	10 years
Exercise price of warrants issued (in USD per share)	$ 0.01
Warrants Issued February 19, 2020
Class of Warrant or Right [Line Items]
Warrants (in shares)	6,855
Term of warrants (in years)	10 years
Exercise price of warrants issued (in USD per share)	$ 1.57
Warrants Issued May 26, 2020
Class of Warrant or Right [Line Items]
Warrants (in shares)	115,374
Term of warrants (in years)	6 months
Exercise price of warrants issued (in USD per share)	$ 1.57
Warrants Issued June 4, 2020
Class of Warrant or Right [Line Items]
Warrants (in shares)	16,119
Term of warrants (in years)	10 years
Exercise price of warrants issued (in USD per share)	$ 1.57
Warrants Issued June 9, 2020
Class of Warrant or Right [Line Items]
Warrants (in shares)	1,676
Term of warrants (in years)	6 months
Exercise price of warrants issued (in USD per share)	$ 1.57
Warrants Issued June 10, 2020
Class of Warrant or Right [Line Items]
Warrants (in shares)	761
Term of warrants (in years)	6 months
Exercise price of warrants issued (in USD per share)	$ 1.57
Warrants Issued June 17, 2020
Class of Warrant or Right [Line Items]
Warrants (in shares)	319
Term of warrants (in years)	6 months
Exercise price of warrants issued (in USD per share)	$ 1.57
Warrants Issued June 29, 2020
Class of Warrant or Right [Line Items]
Warrants (in shares)	84,911
Term of warrants (in years)	10 years
Exercise price of warrants issued (in USD per share)	$ 0.01
Warrants Issued July 2, 2020
Class of Warrant or Right [Line Items]
Warrants (in shares)	2,285
Term of warrants (in years)	10 years
Exercise price of warrants issued (in USD per share)	$ 1.57
Warrants Issued August 14, 2020
Class of Warrant or Right [Line Items]
Warrants (in shares)	1,524
Term of warrants (in years)	10 years
Exercise price of warrants issued (in USD per share)	$ 1.57
Warrants Issued August 21, 2020
Class of Warrant or Right [Line Items]
Warrants (in shares)	2,285
Term of warrants (in years)	10 years
Exercise price of warrants issued (in USD per share)	$ 1.57
Warrants Issued October 2, 2020
Class of Warrant or Right [Line Items]
Warrants (in shares)	6,857
Term of warrants (in years)	10 years
Exercise price of warrants issued (in USD per share)	$ 1.57
Warrants Issued October 6, 2020
Class of Warrant or Right [Line Items]
Warrants (in shares)	61,331
Term of warrants (in years)	10 years
Exercise price of warrants issued (in USD per share)	$ 1.57
Warrants Issued October 7, 2020
Class of Warrant or Right [Line Items]
Warrants (in shares)	381
Term of warrants (in years)	10 years
Exercise price of warrants issued (in USD per share)	$ 1.57
Warrants Issued November 12, 2020
Class of Warrant or Right [Line Items]
Warrants (in shares)	201,648
Term of warrants (in years)	8 years
Exercise price of warrants issued (in USD per share)	$ 1.57
Warrants Issued November 18, 2020
Class of Warrant or Right [Line Items]
Warrants (in shares)	58,518
Term of warrants (in years)	5 years
Exercise price of warrants issued (in USD per share)	$ 0.01